SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING
Summary of the Company's segment net sales, gross profit and segment margin

	Years ended December 31,
Net Sales by Segment	2013	% of net sales	2012	% of net sales	2011	% of net sales
	(in thousands, except percentages)
Equipment	$141,138	86%	$160,688	86%	$285,493	89%
Services—Equipment Based Services	23,301	14%	25,784	14%	34,539	11%
—Operational Support Services	—	0%	256	0%	544	0%

Total Sales	$164,439	100%	$186,728	100%	$320,576	100%

	Years ended December 31,
Gross profit/(loss) by Segment	2013	Gross profit %	2012	Gross profit %	2011	Gross profit %
	(in thousands, except percentages)
Equipment	$41,250	29%	$64,835	40%	$107,030	37%
Services—Equipment Based Services	(1,030)	-4%	3,546	14%	9,271	27%
—Operational Support Services	—	0%	(223)	-87%	(1,967)	-362%

Total Gross profit	$40,220	24%	$68,158	37%	$114,334	36%

	Years ended December 31,
Segment Margin and Operating Loss	2013	2012	2011
	(in thousands)
Equipment	$24,047	$34,661	$72,598
Services—Equipment Based Services	(1,037)	3,524	9,162
—Operational Support Services	(2,112)	(7,420)	(9,806)

Total segment margin	20,898	30,765	71,954

General and Corporate(1)	(34,131)	(60,308)	(50,679)

Operating Income (Loss)	$(13,233)	$(29,543)	$21,275

(1)
The Company reclassified the investment impairment charged to non-operating conforming to the current way in which management evaluates segment performance, and all the comparable periods re-classified accordingly.

Schedule of sales data by geographical area

	Years Ended December 31,
	2013	% of net sales	2012	% of net sales	2011	% of net sales
	(in thousands, except percentages)
Net Sales by Region
China	$6,945	4%	$38,544	21%	$157,564	49%
Japan	93,203	57%	99,367	53%	96,257	30%
India	26,595	16%	23,992	13%	30,789	10%
Taiwan	13,332	8%	9,824	5%	7,055	2%
Other	24,364	15%	15,001	8%	28,911	9%

Total	$164,439	100%	$186,728	100%	$320,576	100%

Schedule of long-lived assets, consisting of property, plant and equipment, by geographical area

	December 31,
	2013	2012
	(in thousands)
China	$3,795	$7,729
Other	976	1,137

Total long-lived assets	$4,771	$8,866